Leases (Details) - Schedule of future minimum rental payments for operating leases $ in Thousands	Dec. 31, 2021 USD ($)
Leases (Details) - Schedule of future minimum rental payments for operating leases [Line Items]
2022	$ 1,649
2023	1,600
2024	1,578
2025	1,629
2026	1,604
Thereafter	133
Total future minimum lease payments	8,193
Operating Leases [Member]
Leases (Details) - Schedule of future minimum rental payments for operating leases [Line Items]
2022	1,167
2023	1,158
2024	1,192
2025	1,228
2026	1,265
Thereafter	106
Total future minimum lease payments	6,116
Equipment Finance Leases [Member]
Leases (Details) - Schedule of future minimum rental payments for operating leases [Line Items]
2022	482
2023	442
2024	386
2025	401
2026	339
Thereafter	27
Total future minimum lease payments	$ 2,077